UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21725

Tortoise Energy Capital Corporation
(Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of principal executive offices) (Zip code)

Terry Matlack
Diane Bono
11550 Ash Street, Suite 300, Leawood, KS 66211

(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2013

Item 1. Schedule of Investments.

Tortoise Energy Capital Corporation
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2013
Master Limited Partnerships and Related Companies - 165.4% (1)	Shares	Fair Value
Crude/Refined Products Pipelines - 60.8% (1)
United States - 60.8% (1)
Buckeye Partners, L.P.	727,700	$50,939,000
Enbridge Energy Partners, L.P.	1,372,700	40,933,914
Genesis Energy, L.P.	99,331	4,834,440
Holly Energy Partners, L.P.	559,000	19,861,270
Magellan Midstream Partners, L.P.	1,404,600	76,213,596
MPLX LP	268,481	9,584,772
NuStar Energy L.P.	280,500	11,699,655
Oiltanking Partners, L.P.	198,600	9,632,100
Phillips 66 Partners LP	164,400	5,058,588
Plains All American Pipeline, L.P.	1,318,400	66,658,304
Rose Rock Midstream, L.P.	75,312	2,460,443
Sunoco Logistics Partners L.P.	1,087,060	69,832,734
Tesoro Logistics LP	260,300	13,952,080
		381,660,896

Natural Gas/Natural Gas Liquids Pipelines - 78.6% (1)
United States - 78.6% (1)
Boardwalk Pipeline Partners, LP	1,282,700	38,557,962
El Paso Pipeline Partners, L.P.	1,146,843	47,857,758
Energy Transfer Equity, L.P.	277,200	17,832,276
Energy Transfer Partners, L.P.	1,038,200	53,228,514
Enterprise Products Partners L.P.	1,220,300	72,510,226
EQT Midstream Partners, LP	239,100	11,450,499
Inergy Midstream, L.P.	427,886	9,944,071
Kinder Morgan Energy Partners, L.P.	340,820	27,797,279
Kinder Morgan Management, LLC(2)	553,243	44,170,891
ONEOK Partners, L.P.	551,000	27,324,090
Regency Energy Partners LP	1,705,700	46,105,071
Spectra Energy Partners, LP	904,000	37,678,720
TC PipeLines, LP	402,200	19,434,304
Williams Partners L.P.	810,500	39,981,965
		493,873,626

Natural Gas Gathering/Processing - 26.0% (1)
United States - 26.0% (1)
Access Midstream Partners, L.P.	922,400	42,070,664
Crestwood Midstream Partners LP	167,900	4,355,326
DCP Midstream Partners, LP	654,200	31,355,806
MarkWest Energy Partners, L.P.	368,600	24,618,794
Summit Midstream Partners, LP	177,600	5,857,248
Targa Resources Partners LP	465,000	22,719,900
Western Gas Partners LP	548,500	32,438,290
		163,416,028

Total Master Limited Partnerships and Related Companies (Cost $541,967,123)		1,038,950,550

Short-Term Investment - 0.0% (1)
United States Investment Company - 0.0% (1)
Fidelity Institutional Money Market Portfolio - Class I, 0.05% (3) (Cost $137,074)	137,074	137,074

Total Investments - 165.4% (1) (Cost $542,104,197)		1,039,087,624
Other Assets and Liabilities - (40.8%) (1)		(256,542,366)
Long-Term Debt Obligations - (16.6%) (1)		(104,400,000)
Mandatory Redeemable Preferred Stock at Liquidation Value - (8.0%) (1)		(50,000,000)
Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$628,145,258

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2) Security distributions are paid-in-kind.
(3) Rate indicated is the current yield as of August 31, 2013.

Various inputs are used in determining the fair value of the Company’s financial instruments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurements of applicable Company assets by level within the fair value hierarchy as of August 31, 2013.  These assets are measured on a recurring basis.

	Fair Value at
Description	August 31, 2013	Level 1	Level 2	Level 3
Assets
Equity Securities:
Master Limited Partnerships and Related Companies(a)	$1,038,950,550	$1,038,950,550	$-	$-
Other Securities:
Short-Term Investment(b)	137,074	137,074	-	-
Total Assets	$1,039,087,624	$1,039,087,624	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances in the Company at August 31, 2013.

The Company did not hold any Level 3 securities during the period from December 1, 2012 through August 31, 2013.

Valuation Techniques
In general, and where applicable, the Company uses readily available market quotations based upon the last updated sales price from the principal market to determine fair value.  This pricing methodology applies to the Company’s Level 1 investments.

An equity security of a publicly traded company acquired in a private placement transaction without registration under the Securities Act of 1933, as amended (the “1933 Act”), is subject to restrictions on resale that can affect the security’s fair value.  If such a security is convertible into publicly-traded common shares, the security generally will be valued at the common share market price adjusted by a percentage discount due to the restrictions and categorized as Level 2 in the fair value hierarchy.  If the security has characteristics that are dissimilar to the class of security that trades on the open market, the security will generally be valued and categorized as Level 3 in the fair value hierarchy.

The Company utilizes the beginning of reporting period method for determining transfers between levels.  There were no transfers between levels for the period ended August 31, 2013.
As of August 31, 2013, the aggregate cost of securities for federal income tax purposes was $386,577,509. The aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over tax cost was $652,761,967, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over fair value was $251,852 and the net unrealized appreciation was $652,510,115.

Item 2. Controls and Procedures.

(a)
The registrant’s Chief Executive Officer and its Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tortoise Energy Capital Corporation

Date: October 24, 2013	By:	/s/ Terry Matlack
Terry Matlack
Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Tortoise Energy Capital Corporation

Date: October 24, 2013	By:	/s/ Terry Matlack
Terry Matlack
Chief Executive Officer

Tortoise Energy Capital Corporation

Date: October 24, 2013	By:	/s/ P. Bradley Adams
P. Bradley Adams
Chief Financial Officer